Concentrations (Details) - Revenue Benchmark [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | One Licensee [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Supplier Concentration Risk [Member] | Two Licensor [Member]
Concentrations [Line Items]
Concentration risk percentage			100.00%	100.00%
Supplier Concentration Risk [Member] | One licensor [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%	100.00%